Leases (The Group as a lessor) (Maturity analysis of operating lease payments) (Detail) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of leases [line items]
Rental income recognised by the Group	¥ 140,000
Undiscounted lease payments receivable by the Group	155,941
Within 1 year [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	28,143
Later than one year and not later than two years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	27,867
Later than two years and not later than three years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	27,695
After 3 years but within 4 years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	27,617
After 4 years but within 5 years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	27,645
Later than five years [member]
Disclosure of leases [line items]
Undiscounted lease payments receivable by the Group	¥ 16,974